Goodwill (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Goodwill [Abstract]
Balance	$ 113,059
OneWater LLC [Member]
Goodwill [Abstract]
Balance	96,180	$ 81,925
Goodwill acquired during the year	16,879	14,255
Balance	$ 113,059	$ 96,180